Shareholder Report, Holdings (Details)	May 31, 2025
C000005984 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[1]
C000005984 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
C000005984 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[1]
C000005984 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000005984 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000005984 [Member] | Koninklijke KPN NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000005984 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000005984 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000005984 [Member] | Nestle SA Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000005984 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[1]
C000005984 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[2]
C000005984 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005984 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005984 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000005984 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005984 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005984 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005984 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005984 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005984 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000005984 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005984 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005984 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005981 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[3]
C000005981 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[3]
C000005981 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[3]
C000005981 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000005981 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000005981 [Member] | Koninklijke KPN NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000005981 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000005981 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000005981 [Member] | Nestle SA Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000005981 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[3]
C000005981 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[4]
C000005981 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005981 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005981 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000005981 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005981 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005981 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005981 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005981 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005981 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000005981 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005981 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005981 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000005983 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[5]
C000005983 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[5]
C000005983 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[5]
C000005983 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000005983 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000005983 [Member] | Koninklijke KPN NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[5]
C000005983 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[5]
C000005983 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[5]
C000005983 [Member] | Nestle SA Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[5]
C000005983 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[5]
C000005983 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[6]
C000005983 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000005983 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005983 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000005983 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000005983 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000005983 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000005983 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000005983 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005983 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000005983 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005983 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000005983 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000198221 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[7]
C000198221 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[7]
C000198221 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[7]
C000198221 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[7]
C000198221 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[7]
C000198221 [Member] | Koninklijke KPN NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000198221 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000198221 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000198221 [Member] | Nestle SA Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000198221 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[7]
C000198221 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[8]
C000198221 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000198221 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000198221 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000198221 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000198221 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000198221 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000198221 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000198221 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000198221 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000198221 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000198221 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000198221 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000101856 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%	[9]
C000101856 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[9]
C000101856 [Member] | Air Liquide SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%	[9]
C000101856 [Member] | RELX PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[9]
C000101856 [Member] | AstraZeneca PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[9]
C000101856 [Member] | Koninklijke KPN NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[9]
C000101856 [Member] | Sony Group Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[9]
C000101856 [Member] | Deutsche Telekom AG Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[9]
C000101856 [Member] | Nestle SA Registered Shares [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[9]
C000101856 [Member] | SAP SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%	[9]
C000101856 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%	[10]
C000101856 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000101856 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000101856 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000101856 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000101856 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C000101856 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000101856 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000101856 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000101856 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C000101856 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000101856 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000101856 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%

[1]	Excludes short-term securities.
[2]	Ten largest countries are presented. Additional countries are found in Other.
[3]	Excludes short-term securities.
[4]	Ten largest countries are presented. Additional countries are found in Other.
[5]	Excludes short-term securities.
[6]	Ten largest countries are presented. Additional countries are found in Other.
[7]	Excludes short-term securities.
[8]	Ten largest countries are presented. Additional countries are found in Other.
[9]	Excludes short-term securities.
[10]	Ten largest countries are presented. Additional countries are found in Other.